Contract balances and Other liabilities (Details 3) ₨ in Thousands, $ in Thousands	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Statement [Line Items]
Deferred income and other liabilities	₨ 33,420		₨ 172,423
Other non-current liabilities	33,420	$ 443	172,423
Financial liabilities included in other liabilities	₨ 33,420		₨ 172,423